Quarterly Holdings Report
for
Fidelity® SAI Emerging Markets Low Volatility Index Fund
July 31, 2022

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
MLV-NPRT3-0922
1.9892173.103
Common Stocks - 98.3%
	Shares	Value ($)
Bailiwick of Jersey - 0.8%
WNS Holdings Ltd. sponsored ADR (a)	174,087	15,095,084
Bermuda - 1.0%
China Gas Holdings Ltd.	407,200	626,629
China Resource Gas Group Ltd.	4,298,600	18,043,398
TOTAL BERMUDA		18,670,027
Brazil - 0.9%
Hypera SA	164,900	1,357,355
Telefonica Brasil SA	1,820,100	15,689,001
TOTAL BRAZIL		17,046,356
Cayman Islands - 8.6%
Anta Sports Products Ltd.	1,389,200	15,281,395
Hansoh Pharmaceutical Group Co. Ltd. (b)	4,082,000	7,956,101
Hengan International Group Co. Ltd.	2,687,000	12,990,185
JD.com, Inc. sponsored ADR	304,243	18,102,459
Kingdee International Software Group Co. Ltd. (a)	1,057,000	2,283,688
Li Ning Co. Ltd.	2,735,000	22,159,008
Shenzhou International Group Holdings Ltd.	1,363,500	14,341,512
Sino Biopharmaceutical Ltd.	19,304,000	11,164,494
Tencent Holdings Ltd.	321,400	12,421,728
Want Want China Holdings Ltd.	23,881,000	19,409,264
ZTO Express, Inc. sponsored ADR	1,151,897	29,477,044
TOTAL CAYMAN ISLANDS		165,586,878
Chile - 0.7%
Banco de Chile	141,184,492	13,396,154
China - 8.4%
Bank of China Ltd. (H Shares)	78,349,000	27,859,753
Bank of Communications Co. Ltd. (H Shares)	45,012,000	26,778,181
CGN Power Co. Ltd. (H Shares) (b)	48,370,000	11,152,970
China Minsheng Banking Corp. Ltd. (H Shares)	29,725,000	9,693,881
China Railway Group Ltd. (H Shares)	18,611,000	11,095,617
China Shenhua Energy Co. Ltd. (H Shares)	2,909,000	8,208,302
PetroChina Co. Ltd. (H Shares)	60,318,000	28,166,081
Postal Savings Bank of China Co. Ltd. (H Shares) (b)	33,451,000	22,116,293
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	9,008,000	11,245,799
Sinopharm Group Co. Ltd. (H Shares)	2,678,000	6,140,715
TOTAL CHINA		162,457,592
Hong Kong - 1.4%
China Resources Power Holdings Co. Ltd.	6,815,000	12,814,100
Guangdong Investment Ltd.	13,696,000	13,347,227
TOTAL HONG KONG		26,161,327
India - 15.2%
Apollo Hospitals Enterprise Ltd.	367,751	19,605,204
Cipla Ltd./India	1,416,067	17,485,272
Dr. Reddy's Laboratories Ltd.	537,570	27,784,652
HCL Technologies Ltd.	2,006,636	24,104,529
Hindustan Unilever Ltd.	1,045,764	34,896,189
Infosys Ltd.	1,383,013	27,098,810
Lupin Ltd.	920,713	7,491,262
Nestle India Ltd.	128,051	31,323,669
Power Grid Corp. of India Ltd.	10,019,946	27,103,947
Sun Pharmaceutical Industries Ltd.	782,396	9,321,251
Tata Consultancy Services Ltd.	628,810	26,272,617
Tech Mahindra Ltd.	1,576,115	20,934,566
Wipro Ltd.	3,633,204	19,364,166
TOTAL INDIA		292,786,134
Indonesia - 2.8%
PT Bank Central Asia Tbk	54,795,900	27,247,820
PT Telkom Indonesia Persero Tbk	96,403,000	27,534,631
TOTAL INDONESIA		54,782,451
Korea (South) - 8.2%
Coway Co. Ltd.	211,902	10,414,295
Db Insurance Co. Ltd.	171,669	7,959,611
Hankook Tire Co. Ltd.	303,579	8,107,175
Hyundai Mobis	97,982	17,180,994
Kangwon Land, Inc. (a)	433,519	8,633,077
Korea Electric Power Corp. (a)	898,884	15,423,466
KT&G Corp.	469,519	29,482,596
NCSOFT Corp.	76,288	21,834,702
Samsung Electronics Co. Ltd.	424,278	20,008,108
Samsung Life Insurance Co. Ltd.	303,030	14,112,689
SK Hynix, Inc.	38,428	2,894,163
SK, Inc.	18,066	3,052,916
TOTAL KOREA (SOUTH)		159,103,792
Kuwait - 2.9%
Boubyan Bank KSC	4,164,449	11,248,292
Mobile Telecommunication Co.	7,818,282	15,429,981
National Bank of Kuwait	8,693,145	30,229,628
TOTAL KUWAIT		56,907,901
Malaysia - 5.5%
Dialog Group Bhd	12,511,900	6,220,489
DiGi.com Bhd	13,689,300	11,179,159
IHH Healthcare Bhd	10,167,400	14,619,448
Malayan Banking Bhd	4,829,333	9,618,659
Nestle (Malaysia) Bhd	136,100	4,121,203
Petronas Gas Bhd	1,744,300	6,722,581
PPB Group Bhd	2,088,100	7,676,495
Public Bank Bhd	24,923,600	26,002,935
Tenaga Nasional Bhd	10,918,400	20,266,810
TOTAL MALAYSIA		106,427,779
Mexico - 0.4%
Gruma S.A.B. de CV Series B	93,005	1,156,500
Kimberly-Clark de Mexico SA de CV Series A	4,304,100	6,338,284
TOTAL MEXICO		7,494,784
Philippines - 2.2%
Bank of the Philippine Islands (BPI)	6,238,470	10,486,152
BDO Unibank, Inc.	6,708,190	14,501,004
Manila Electric Co.	641,740	3,944,524
PLDT, Inc.	381,795	11,472,972
SM Prime Holdings, Inc.	3,967,100	2,625,482
TOTAL PHILIPPINES		43,030,134
Qatar - 3.5%
Masraf al Rayan	2,291,566	2,768,694
Qatar Islamic Bank (a)	4,051,881	28,605,440
Qatar National Bank SAQ (a)	4,077,285	22,515,055
The Commercial Bank of Qatar (a)	6,467,340	12,956,879
TOTAL QATAR		66,846,068
Russia - 0.0%
PhosAgro OJSC (c)	1,400	129
PhosAgro OJSC GDR (Reg. S) (c)	589,848	12,098
TOTAL RUSSIA		12,227
Saudi Arabia - 8.2%
Advanced Polypropylene Co.	605,369	7,889,460
Alinma Bank	2,778,778	28,150,294
Almarai Co. Ltd.	1,086,489	15,099,767
Jarir Marketing Co.	225,126	9,769,845
Mouwasat Medical Services Co.	223,795	14,645,583
Sabic Agriculture-Nutrients Co.	471,117	16,682,258
Saudi Basic Industries Corp.	879,513	23,182,052
Saudi Electricity Co.	2,401,538	15,754,498
Saudi Telecom Co.	993,100	26,546,124
TOTAL SAUDI ARABIA		157,719,881
Taiwan - 20.7%
ASUSTeK Computer, Inc.	2,173,000	20,433,095
Chang Hwa Commercial Bank	24,728,007	14,676,409
Chicony Electronics Co. Ltd.	3,122,000	8,252,497
China Steel Corp.	3,900,000	3,619,436
Chunghwa Telecom Co. Ltd.	7,248,000	29,314,679
Compal Electronics, Inc.	19,699,000	14,995,134
Far EasTone Telecommunications Co. Ltd.	7,597,000	19,092,264
Formosa Petrochemical Corp.	6,447,000	18,172,589
Formosa Plastics Corp.	6,495,000	19,968,049
Inventec Corp.	14,856,000	11,761,155
Lite-On Technology Corp.	5,465,000	11,952,548
Mega Financial Holding Co. Ltd.	22,723,000	26,831,056
Novatek Microelectronics Corp.	1,093,000	9,705,867
Pou Chen Corp.	9,708,000	8,688,540
President Chain Store Corp.	2,484,000	23,411,348
Quanta Computer, Inc.	9,621,000	27,225,217
Sinopac Financial Holdings Co.	30,687,000	17,324,403
Synnex Technology International Corp.	6,351,000	11,744,145
Taiwan Cooperative Financial Holding Co. Ltd.	26,119,995	23,870,439
Taiwan Mobile Co. Ltd.	7,858,000	26,579,912
The Shanghai Commercial & Savings Bank Ltd.	11,085,000	18,548,447
Unified-President Enterprises Corp.	9,175,000	21,529,446
WPG Holding Co. Ltd.	6,800,000	11,388,246
TOTAL TAIWAN		399,084,921
Thailand - 2.4%
Advanced Info Service PCL (For. Reg.)	4,891,700	26,999,724
Advanced Information Service PCL NVDR	217,600	1,201,043
Bangkok Bank PCL:
(For. Reg.)	1,710,300	6,246,001
NVDR	78,200	285,586
Bangkok Dusit Medical Services PCL:
(For. Reg.)	14,746,800	10,829,816
NVDR	114,800	84,307
TOTAL THAILAND		45,646,477
United Arab Emirates - 3.3%
Abu Dhabi National Oil Co. for Distribution PJSC	13,684,541	15,945,614
Dubai Islamic Bank Pakistan Ltd. (a)	9,676,032	15,489,659
Emirates Telecommunications Corp.	3,267,738	24,820,966
First Abu Dhabi Bank PJSC	1,440,682	7,617,011
TOTAL UNITED ARAB EMIRATES		63,873,250
United States of America - 1.2%
Yum China Holdings, Inc.	497,375	24,227,136
TOTAL COMMON STOCKS (Cost $1,868,698,919)		1,896,356,353

Government Obligations - 0.1%
	Principal Amount (d)	Value ($)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.23% 1/26/23 (e) (Cost $1,789,191)	1,800,000	1,775,236

Money Market Funds - 0.4%
	Shares	Value ($)
Fidelity Cash Central Fund 2.01% (f) (Cost $8,470,273)	8,468,579	8,470,273

TOTAL INVESTMENT IN SECURITIES - 98.8% (Cost $1,878,958,383)	1,906,601,862
NET OTHER ASSETS (LIABILITIES) - 1.2%	22,417,837
NET ASSETS - 100.0%	1,929,019,699

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	667	Sep 2022	33,299,975	329,646	329,646

The notional amount of futures purchased as a percentage of Net Assets is 1.7%

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $41,225,364 or 2.1% of net assets.

(c)	Level 3 security
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,546,428.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.01%	20,125,016	280,544,866	292,199,609	27,579	-	-	8,470,273	0.0%
Fidelity Securities Lending Cash Central Fund 2.01%	21,000,909	33,939,299	54,940,208	3,640	-	-	-	0.0%
Total	41,125,925	314,484,165	347,139,817	31,219	-	-	8,470,273

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Government Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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